Share-Based Compensation And Other Related Information - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,957	$ 3,077
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,700	$ 2,000
Other equity instruments outstanding. beginning (shares | shares	262,013	315,423
Granted (shares) | shares	244,961	184,187
Paid out (shares) | shares	(156,715)	(222,006)
Forfeited (shares) | shares	(21,436)	(15,591)
Other equity instruments outstanding, ending (shares) | shares	328,823	262,013
Fair value of other equity instruments outstanding, beginning	$ 4,098	$ 4,764
Granted, fair value	3,207	2,698
Paid out, fair value	(2,181)	(3,257)
Forfeited, fair value	(313)	(243)
Change in value, fair value	(1,187)	136
Fair value of other equity instruments outstanding, ending	$ 3,624	$ 4,098
First Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Second Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Third Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%